Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives and Residual Rate

	Estimated useful lives	Residual rate
Servers, computers and equipment	3 years	0%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%
Others	3-5 years	0%-5%

Schedule of Amortization of Finite-Lived Intangible Assets Computed Using the Straight-Line Method Over the Following Estimated Useful Lives

Estimated useful lives
Copyrights of video content	1 – 4 years
License	15 years
Software	1 – 10 years
Domain names	15 years
Trademarks	5 years

Disaggregation of Revenue	The following table disaggregates the Group’s revenue by major type for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Live streaming	7,976,214	10,311,624	10,186,204
Other revenues (i)	398,287	602,750	1,165,242

Total	8,374,501	10,914,374	11,351,446

(i)	Other revenues mainly include advertising, sub-licensing and online games revenues.

Summary of Revenue Related to Performance Obligation

	2022	2023 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	459,509	118,975	578,484